BASIS OF PREPARATION (Schedule restatement of consolidated financial statements) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income taxes payable	$ 7,736,858	$ 4,870,170
Deferred tax asset	23,362	0
Deferred tax liability		33,558
Deficit	(69,471,712)	(69,764,923)
Income tax expense	$ (2,809,768)	(4,934,467)
Previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income taxes payable		3,658,162
Deferred tax asset		9,024
Deferred tax liability		0
Deficit		(68,510,333)
Income tax expense		(3,973,246)
Change [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income taxes payable		1,212,008
Deferred tax asset		(9,024)
Deferred tax liability		33,558
Deficit		(1,254,590)
Income tax expense		$ (961,221)